ORGANIZATION AND NATURE OF OPERATIONS (Narrative) (Details) (CNY)			1 Months Ended
	Dec. 31, 2013	May 31, 2012	Jun. 30, 2009 Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member]
Business Acquisition [Line Items]
Percentage of ownership, shareholders	28.00%
Percentage of equity interests acquired		9.00%	100.00%
Purchase consideration			100,000,000